Right of use assets and Lease liabilities (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	Subtotal
Lease liabilities		$ 32,134,911
Total	$ 458,269,843	412,876,856
Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	$ 114,492,596	$ 88,151,400
Bank borrowings [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90,413,000-1
Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79.862.750-3
Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90.413.000-1
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90.413.000-1
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country
Lending party Tax ID
Creditor country
Currency
Type of amortization
Interest Rate	4.56%
Bank borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90.413.000-1
Debtor country	Chile
Lending party Tax ID	97.018.000-1
Creditor country	Chile
Currency	CLP
Type of amortization	At maturity
Interest Rate	5.70%
Bank borrowings [Member] | Bank Borrowings Six [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	91,041,000-8
Later than five years [member]
Disclosure of fair value measurement of assets [line items]
Total	$ 225,023,542	$ 214,837,331
Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	2,947,945	802,601
Later than one year and not later than three years [member]
Disclosure of fair value measurement of assets [line items]
Total	114,736,586	86,716,112
Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	$ 101,347,918	$ 74,906,587
Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79.862.750-3	79.862.750-3
Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90.413.000-1	90.413.000-1
Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3
Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90.413.000-1
Unidad de fomento [Member] | Later than five years [member]
Disclosure of fair value measurement of assets [line items]
Total	$ 222,179,075	$ 214,070,902
Unidad de fomento [Member] | Later than one year and not later than three years [member]
Disclosure of fair value measurement of assets [line items]
Total	$ 12,533,802	11,820,381
At cost [member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	Subtotal
Lease liabilities	$ 6,152,361	4,934,639
Subtotal leases by IFRS 16	5,551,645	4,440,770
At cost [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	29,009,023	27,200,272
Lease Liabilities Subtotal One	18,822,947	17,937,307
Subtotal leases by IFRS 16 Non- current lease liabilities	$ 10,186,076	$ 9,262,965
At cost [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	Monthly	Monthly
Interest Rate	4.01%	4.81%
Total	$ 277,646	$ 572,226
At cost [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	Euros	Euros
Type of amortization	Monthly	Monthly
Interest Rate	1.48%	1.00%
Total	$ 59,971	$ 167,947
At cost [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	USD	USD
Type of amortization	Monthly	Monthly
Interest Rate	3.84%	3.94%
Total	$ 2,907,612	$ 3,008,897
At cost [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	ARS	ARS
Type of amortization	Monthly	Monthly
Interest Rate	56.00%	62.00%
Total	$ 217,856	$ 73,698
At cost [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	USD	USD
Type of amortization	Monthly	Monthly
Interest Rate	10.00%	10.00%
Total	$ 1,994,342	$ 863,891
At cost [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Uruguay
Creditor country	Uruguay
Currency	UYU
Type of amortization	Monthly
Interest Rate	10.02%
Total	$ 187,775
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Not later than three months [member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,646,160	$ 1,373,828
Subtotal leases by IFRS 16	1,497,898	1,251,698
At cost [member] | Later than three months and not later than one year [member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	4,506,201	3,560,811
Subtotal leases by IFRS 16	4,053,747	3,189,072
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	2,535,945	3,404,844
Lease Liabilities Subtotal One	1,120,451	938,957
Subtotal leases by IFRS 16 Non- current lease liabilities	1,415,494	2,465,887
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	43,817
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	447,091	556,392
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	9,357
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	247,604
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	43,145
At cost [member] | Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	18,248,153	17,834,663
Lease Liabilities Subtotal One	16,507,833	15,962,034
Subtotal leases by IFRS 16 Non- current lease liabilities	1,740,320	1,872,629
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	26,094
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,461,761	1,372,711
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	8,224,925	5,960,765
Lease Liabilities Subtotal One	1,194,663	1,036,316
Subtotal leases by IFRS 16 Non- current lease liabilities	7,030,262	4,924,449
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	277,646	502,315
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	59,971	167,947
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	998,760	1,079,794
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	217,856	64,341
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,994,342	616,287
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	144,630
At cost [member] | Unidad de fomento [Member]
Disclosure of fair value measurement of assets [line items]
Subtotal	600,716	$ 493,869
At cost [member] | Unidad de fomento [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3
Lease liabilities	$ 158,066	$ 92,792
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90.413.000-1	90.413.000-1
Lease liabilities	$ 442,650	$ 401,077
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 665,862	759,368
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 119,941	106,072
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 2,527,668	2,070,162
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 653,994	539,897
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 158,649	135,702
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 1,327,400	781,614
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 98,131	20,907
At cost [member] | Unidad de fomento [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 27,048
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.030.000-7
Creditor country	Chile	Chile
Currency	UF	UF
Type of amortization	Monthly	Monthly
Interest Rate	2.14%	2.14%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79.862.750-3
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.030.000-7
Creditor country	Chile	Chile
Currency	UF	UF
Type of amortization	Monthly	Monthly
Interest Rate	2.14%	2.14%
Total	$ 381,381	$ 223,866
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Lending party Tax ID	99.012.000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Type of amortization	Monthly	Monthly
Interest Rate	3.95%	3.95%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	90.413.000-1
Debtor country	Chile	Chile
Lending party Tax ID	99.012.000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Type of amortization	Monthly	Monthly
Interest Rate	3.95%	3.95%
Total	$ 18,441,566	$ 17,713,441
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Currency	CLP	CLP
Type of amortization	Monthly	Monthly
Interest Rate	4.01%	4.81%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
Currency	Euros	Euros
Type of amortization	Monthly	Monthly
Interest Rate	1.48%	1.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Type of amortization	Monthly	Monthly
Interest Rate	1.28%	2.03%
Total	$ 4,540,874	$ 4,576,306
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Interest Rate		1.98%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
Currency	USD	USD
Type of amortization	Monthly	Monthly
Interest Rate	3.84%	3.94%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
Currency	ARS	ARS
Type of amortization	Monthly	Monthly
Interest Rate	56.00%	62.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E	0-E
Currency	USD	USD
Type of amortization	Monthly	Monthly
Interest Rate	10.00%	10.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Uruguay	Uruguay
Creditor country	Uruguay	Uruguay
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency	UYU	UI
Type of amortization	Monthly	Monthly
Interest Rate	10.02%	5.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		UYU
Type of amortization		Monthly
Interest Rate		13.00%
At cost [member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
At cost [member] | Unidad de fomento [Member] | Not later than three months [member]
Disclosure of fair value measurement of assets [line items]
Subtotal	$ 148,262	$ 122,130
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	39,035	23,155
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	109,227	98,975
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	252,247	197,593
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	29,985	26,518
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	651,005	535,711
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	163,500	134,975
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	42,018	58,040
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	331,849	279,758
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	27,294	8,960
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		10,143
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member]
Disclosure of fair value measurement of assets [line items]
Subtotal	452,454	371,739
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	119,031	69,637
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	333,423	302,102
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	413,615	561,775
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	89,956	79,554
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,876,663	1,534,451
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	490,494	404,922
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	116,631	77,662
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	995,551	501,856
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	70,837	11,947
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		16,905
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	119,659	32,662
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,000,792	906,295
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	925,258	1,608,717
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	16,507,833	15,962,034
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	278,559	473,824
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	261,722	191,204
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	932,941	845,112
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	3,337,057	2,493,765
Nominal Value [Member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	7,331,695	6,105,000
Subtotal leases by IFRS 16	6,133,970	5,049,066
Subtotal	1,197,725	1,055,934
Total	38,439,503	36,356,404
Lease Liabilities Subtotal One	26,094,057	25,279,708
Subtotal leases by IFRS 16 Non- current lease liabilities	$ 12,345,446	$ 11,076,696
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings One [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	79.862.750-3
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 782,021	$ 873,673
Type of amortization	Monthly	Monthly
Total	$ 373,997	$ 664,208
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	Euros	Euros
Lease liabilities	$ 123,911	$ 113,235
Type of amortization	Monthly	Monthly
Total	$ 72,281	$ 179,287
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	USD	USD
Lease liabilities	$ 774,371	$ 651,762
Type of amortization	Monthly	Monthly
Total	$ 4,087,867	$ 4,092,389
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 293,569	$ 245,196
Type of amortization	Monthly	Monthly
Total	$ 360,458	$ 170,047
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Argentina	Argentina
Creditor country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 1,577,857	$ 891,013
Type of amortization	Monthly	Monthly
Total	$ 2,396,449	$ 1,067,081
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Uruguay	Uruguay
Creditor country	Uruguay	Uruguay
Currency	UYU	UI
Lease liabilities	$ 102,224	$ 20,996
Type of amortization	Monthly	Monthly
Total	$ 239,255
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,959,601	$ 1,689,539
Subtotal leases by IFRS 16	1,659,822	1,425,416
Subtotal	299,779	264,123
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	300,411	228,314
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	30,978	28,309
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	193,593	162,940
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	78,072	94,385
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	394,253	314,654
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	25,556	8,998
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	5,372,094	4,415,461
Subtotal leases by IFRS 16	4,474,148	3,623,650
Subtotal	897,946	791,811
Total	3,927,456	4,724,806
Lease Liabilities Subtotal One	2,166,740	1,947,460
Subtotal leases by IFRS 16 Non- current lease liabilities	1,760,716	2,777,346
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	481,610	645,359
Total	0	53,824
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	92,933	84,926
Total	0	0
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	580,778	488,822
Total	624,745	706,361
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	215,497	150,811
Total	0	24,101
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,183,604	576,359
Total	0	308,841
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	76,668	11,998
Total	56,358
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	24,202,014	23,943,806
Lease Liabilities Subtotal One	21,602,745	21,220,756
Subtotal leases by IFRS 16 Non- current lease liabilities	2,599,269	2,723,050
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	32,356
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	2,233,383	2,082,508
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	0
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total	10,310,033	7,687,792
Lease Liabilities Subtotal One	2,324,572	2,111,492
Subtotal leases by IFRS 16 Non- current lease liabilities	7,985,461	5,576,300
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	373,997	578,028
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	72,281	179,287
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,229,739	1,303,520
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	360,458	145,946
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	2,396,449	$ 758,240
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	$ 182,897
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Lending party Tax ID	97.030.000-7	97.030.000-7
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 177,122	$ 98,606
Type of amortization	Monthly	Monthly
Total	$ 408,904	$ 229,644
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country	Chile	Chile
Lending party Tax ID	99.012.000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 1,020,603	$ 957,328
Type of amortization	Monthly	Monthly
Total	$ 25,685,153	$ 25,050,064
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Debtor country	Chile	Chile
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 2,480,017	$ 2,225,861
Type of amortization	Monthly	Monthly
Total	$ 4,815,139	$ 4,903,684
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID	0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	$ 44,628	$ 24,791
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	255,151	239,332
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	636,959	577,567
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	132,494	73,815
Total	125,536	32,806
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	765,452	717,996
Total	2,041,204	1,914,654
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities	1,843,058	1,648,294
Total	1,079,613	1,684,219
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total	0	0
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total	21,602,745	21,220,756
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	365,886	608,186
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total	283,368	196,838
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total	2,041,204	1,914,654
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total	$ 3,369,640	$ 2,611,279
Nominal Value [Member] | Uruguayan Peso [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 27,330
Type of amortization		Monthly
Nominal Value [Member] | Uruguayan Peso [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 10,249
Nominal Value [Member] | Uruguayan Peso [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 17,081